SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total	$ 205,403	$ 10,008,552
Related Party [Member]
Short-Term Debt [Line Items]
Total		5,875,000
Insurance Funding Loan [Member]
Short-Term Debt [Line Items]
Total	205,403	258,552
Other Loans [Member]
Short-Term Debt [Line Items]
Total		$ 3,875,000